Property and Equipment, Net	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 8 — Property and Equipment, Net
The components of property and equipment, net are:

	As of September 30,
	2019	2018
Computers, related equipment and software	$1,109,465	$1,027,825
Building and land	109,446	97,782
Leasehold improvements	230,817	222,812
Furniture, fixtures and other	47,813	43,518

Property and equipment, gross	1,497,541	1,391,937
Less accumulated depreciation	(972,227)	(895,352)

Property and equipment, net	$525,314	$496,585

Total depreciation expense for fiscal years 2019, 2018 and 2017, was $111,387, $105,439 and $105,027, respectively.
As of September 30, 2019 and 2018, the costs, net of accumulated depreciation of software assets developed for internal use were $171,331 and $152,366, respectively, and are presented under Computer equipment in the table above.
In fiscal year 2018, the Company purchased a land and capitalized costs related to the new building, see also Note 2.